Movement of Allowance for Inventory (Detail) - Inventory Valuation Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Balance at beginning of the year	$ 11,439	$ 4,597	$ 6,128
Charge to expenses	(77)	7,254	1,643
Written-off	(324)		(3,019)
Exchange difference	(748)	(412)	(155)
Balance at end of the year	$ 10,290	$ 11,439	$ 4,597